united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions, LLC

Attn: Zachary P. Richmond

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 1/31

Date of reporting period: 7/31/2021

Item 1. Reports to Stockholders.

(a)

Belmont Theta Income Fund

Semi-Annual Report

July 31, 2021

Fund Adviser:

Belmont Capital, LLC d/b/a Belmont Capital GroupTM

1875 Century Park E., Suite 1780

Los Angeles, CA 90067

Investment Results (Unaudited)

Average Annual Total Returns* as of July 31, 2021

			Since Inception
	Six Months	One Year	(April 30, 2018)
Belmont Theta Income Fund	1.68%	2.27%	(0.81)%
CBOE S&P 500® Iron Condor Index(a)	(1.05)%	5.00%	(3.29)%
ICE BofA US 3-Month Treasury Bill Index(b)	0.02%	0.08%	1.34%

Total annual operating expenses as disclosed in the Belmont Theta Income Fund (the “Fund”) prospectus dated May 28, 2021, were 3.20% of average daily net assets (2.10% after fee waivers/ expense reimbursements by Belmont Capital, LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2022, so that total annual fund operating expenses do not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. Additional information pertaining to the Fund’s expense ratios as of July 31, 2021 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 789-1087.

*	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(a)	The CBOE S&P 500® Iron Condor Index (“Index”) is designed to track the performance of a hypothetical option trading strategy that 1) sells a rolling monthly out-of-the-money (OTM) S&P 500® Index (SPX) put option (delta ≈ - 0.20) and a rolling monthly OTM SPX call option (delta ≈ 0.20); 2) buys a rolling monthly OTM SPX put option (delta ≈ - 0.05) and a rolling monthly OTM SPX call option (delta ≈ 0.05) to reduce risk; and 3) holds a money market account invested in one-month Treasury bills, which is rebalanced on option roll days and is designed to limit the downside return of the Index.

Investment Results (Unaudited) (continued)

(b)	ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify, an issue must have settled on or before the rebalancing date.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 789-1087. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

Belmont Theta Income Fund Holdings as of July 31, 2021*

*	As a percentage of net assets.

The investment objective of the Fund is to seek long-term growth of capital and income generation with limited correlation to equity markets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov and on the Fund’s website at www.belmontcapfunds.com.

Belmont Theta Income Fund

Schedule of Investments

July 31, 2021 - (Unaudited)

	Principal
	Amount	Fair Value
U.S. GOVERNMENT & AGENCIES(a)(b) — 89.54%
United States Treasury Bill, 0.02%, 8/12/2021	$2,000,000	$1,999,983
United States Treasury Bill, 0.05%, 11/4/2021	2,000,000	1,999,745
United States Treasury Bill, 0.04%, 12/2/2021	2,000,000	1,999,712
United States Treasury Bill, 0.04%, 12/30/2021	1,000,000	999,802
United States Treasury Bill, 0.04%, 1/27/2022	2,000,000	1,999,506
United States Treasury Bill, 0.04%, 3/24/2022	2,000,000	1,999,480
United States Treasury Bill, 0.06%, 5/19/2022	1,000,000	999,557
Total U.S. Government & Agencies (Cost $11,997,969)		11,997,785

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
CALL OPTIONS PURCHASED — 0.06%
				August
S & P 500 Index(c)	94	$41,315,482	$4,650.00	2021	$8,695

PUT OPTIONS PURCHASED — 0.47%
				August
S & P 500 Index(c)	94	41,315,482	3,825.00	2021	62,510

Total Options Purchased (Cost $105,992)					71,205
Total Investments — 90.07% (Cost $12,103,961)					12,068,990
Other Assets in Excess of Liabilities — 9.93%					1,331,391
NET ASSETS — 100.00%					$13,400,381

(a)	All of these securities are held as collateral for options.

(b)	The rate shown represents effective yield at time of purchase.

(c)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund

Schedule of Open Written Option Contracts

July 31, 2021 - (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
WRITTEN CALL OPTIONS (0.88)%
S & P 500 Index(a)	(94)	$(41,315,482)	$4,510.00	August 2021	$(117,500)

WRITTEN PUT OPTIONS (0.92)%
S & P 500 Index(a)	(94)	(41,315,482)	4,025.00	August 2021	(123,610)

Total Written Options (Premiums Received $348,968)					$(241,110)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund

Statement of Assets and Liabilities

July 31, 2021 - (Unaudited)

Assets
Investments in securities at fair value (cost $12,103,961) (Note 3)	$12,068,990
Cash	958,100
Cash held at broker for options transactions	733,491
Interest receivable	13
Prepaid expenses	11,831
Total Assets	13,772,425
Liabilities
Options written, at value (premium received $348,968)	241,110
Payable for fund shares redeemed	91,318
Payable to Adviser (Note 4)	6,949
Payable to Administrator (Note 4)	7,778
Payable to trustees	1,845
Other accrued expenses	23,044
Total Liabilities	372,044
Net Assets	$13,400,381
Net Assets consist of:
Paid-in capital	$13,888,495
Accumulated deficit	(488,114)
Net Assets	$13,400,381
Shares outstanding (unlimited number of shares authorized, no par value)	690,430
Net asset value, offering and redemption price per share (Note 2)	$19.41

See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund

Statement of Operations

For the six months ended July 31, 2021 - (Unaudited)

Investment Income
Interest income	$3,468
Total investment income	3,468
Expenses
Investment Adviser fees (Note 4)	113,677
Administration fees (Note 4)	20,828
Fund accounting fees (Note 4)	15,501
Legal fees	9,761
Audit and tax preparation fees	9,173
Registration expenses	8,811
Transfer agent fees (Note 4)	5,951
Printing and postage expenses	3,236
Trustee fees	2,894
Interest expense	2,082
Custodian fees	1,488
Miscellaneous expense	13,156
Total expenses	206,558
Fees contractually waived by Adviser (Note 4)	(75,196)
Net operating expenses	131,362
Net investment loss	(127,894)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(644,276)
Written options	995,710
Change in unrealized appreciation (depreciation) on:
Investment securities	35,623
Written options	(42,577)
Net realized and change in unrealized gain on investments	344,480
Net increase in net assets resulting from operations	$216,586

See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund

Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended January
	July 31, 2021	31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(127,894)	$(148,363)
Net realized gain (loss) on investment securities transactions and written options	351,434	(700,877)
Net change in unrealized appreciation (depreciation) of investment securities and written options	(6,954)	42,581
Net increase (decrease) in net assets resulting from operations	216,586	(806,659)
Capital Transactions - Institutional Class:
Proceeds from shares sold	1,015,010	1,302,524
Amount paid for shares redeemed	(656,237)	(3,684,440)
Net increase (decrease) in net assets resulting from capital transactions	358,773	(2,381,916)
Total Increase (Decrease) in Net Assets	575,359	(3,188,575)
Net Assets
Beginning of period	12,825,022	16,013,597
End of period	$13,400,381	$12,825,022
Share Transactions - Institutional Class:
Shares sold	52,431	69,094
Shares redeemed	(33,945)	(196,459)
Net increase (decrease) in shares	18,486	(127,365)

See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund - Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six				For the
	Months				Period
	Ended		For the Years Ended		Ended
	July 31, 2021		January 31,		January 31,
	(Unaudited)		2021	2020	2019(a)
Selected Per Share Data:
Net asset value, beginning of period	$19.09		$20.03	$19.76	$20.00
Investment operations:
Net investment income (loss)	(0.18)		(0.22)	0.01	—	(b)
Net realized and unrealized gain (loss)	0.50		(0.72)	0.32	(0.24)
Total from investment operations	0.32		(0.94)	0.33	(0.24)
Less distributions to shareholders from:
Net investment income	—		—	(0.01)	—
Net realized gains	—		—	(0.05)	—
Total distributions	—		—	(0.06)	—
Net asset value, end of period	$19.41		$19.09	$20.03	$19.76
Total Return(c)	1.68	% (d)	(4.69)%	1.71%	(1.20	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$13,400		$12,825	$16,014	$12,839
Ratio of net expenses to average net assets (e)	2.02	% (f)	2.10%	2.14%	2.20	% (f)
Ratio of expenses to average net assets before waiver and reimbursement	3.18	% (f)	3.20%	3.02%	4.97	% (f)
Ratio of net investment income (loss) to average net assets	(1.97	)% (f)	(1.08)%	0.06%	(0.05	)% (f)
Portfolio turnover rate	—% (d)		—%	—%	—	% (d)

(a)	For the period April 30, 2018 (commencement of operations) to January 31, 2019.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	This ratio includes the impact of broker interest fees. If this cost had been excluded, the ratio of expenses to average net assets would have been 1.99% for the periods ended July 31, 2021, January 31, 2021, January 31, 2020 and January 31, 2019, respectively.

(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund
Notes to the Financial Statements
July 31, 2021 - (Unaudited)

NOTE 1. ORGANIZATION

The Belmont Theta Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced operations on April 30, 2018. The Fund’s investment adviser is Belmont Capital, LLC d/b/a Belmont Capital GroupTM (the “Adviser”). The investment objective of the Fund is to seek long-term growth of capital and income generation with limited correlation to equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2021, the Fund did not incur any

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Options – The Fund utilizes an option premium collection strategy that implements a put spread and a call spread on the S&P 500® Index (SPX) to create a number of defined-risk trades. A defined-risk trade is essentially where a series of financial instruments (such as options) are entered into where the terms and conditions of the financial instruments are, in combination, designed to limit the overall risk. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

on common stocks. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying investments, and therefore may be subject to greater fluctuation than an investment in the underlying instruments themselves.

In implementing its option premium collection strategy, the Fund will sell (write) a put option (creating a short position) while simultaneously purchasing another put option at a different strike price (creating a long position) – the combination of these two put option positions creates a defined-risk trade. Additionally, the Fund will sell (write) a call option (creating another short position) while simultaneously purchasing another call option at a different strike price (creating another long position) – the combination of these two call options positions creates another defined-risk trade for the Fund. The Fund’s put spreads and call spreads each contain the following characteristics: (i) the long and short options of each spread have the same number of contracts, (ii) the long option of each spread will have a further out-of-the-money strike price than the short option; (iii) the long option of each spread will have at least the same or longer expiration date than the short option.

The Fund generally utilizes weekly and monthly SPX options with expirations of 90 days or less. SPX options are European-style options, which means that they can be exercised only at expiration. Based on the Adviser’s assessment of market conditions, the Adviser may close one or more sides of a spread at any time for purposes of risk management of the Fund.

The Adviser monitors all SPX option strikes for the optimal sale of put spreads and call spreads. Once the Fund has entered into a position, the Adviser attempts to realize as much of the net premium as possible. The Fund may decide to close its option spread positions prior to expiration, which may result in realizing less than the net option premium initially collected. Positions are generally re-set on a monthly basis, but the Adviser may determine to close and/or adjust option spreads prior to expiration for purposes of risk management. The Adviser may at times determine to take a temporary defensive position and not implement its option spread writing investment strategy. The option premium collection strategy may result in the generation of positive returns for the Fund; however, the loss potential if the strategy is not effective may be greater than the profit potential. The Fund may lose significantly more than the premium it receives in highly volatile market conditions.

The Fund is required to pledge collateral for the option trades and it will hold cash, money market instruments, or treasury bills as collateral for all such options trades. The Fund’s custodian will segregate such collateral for the benefit of the counterparty. Therefore, the

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

Fund must typically maintain a large percentage of cash and cash equivalents within the Fund. The Fund’s option spread positions will effectively lever the portfolio and will target a notional exposure of no greater than three times the pledged collateral value.

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2021 and the effect of derivative instruments on the Statement of Operations for the six months ended July 31, 2021.

As of July 31, 2021:

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Options Purchased	Investments in securities at fair value		$71,205
Options Written		Options written at fair value	(241,110)

For the six months ended July 31, 2021:

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Options purchased	Net realized gain and change in unrealized appreciation (depreciation) on investment securities	$(644,276)	$34,839
Options written	Net realized gain and change in unrealized appreciation (depreciation) on written options	995,710	(42,577)

The following summarizes the average ending monthly fair value of derivatives outstanding during the six months ended July 31, 2021:

Average Ending
Derivatives	Monthly Fair Value(a)
Options Purchased	$46,911
Options Written	(137,630)

(a)	Average based on the six months during the period that had activity

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2021:

Gross Amounts Not Offset
in Statements of Assets and
Liabilities
Net Amounts
		Gross Amounts	of Liabilities
		Offset in	Presented in
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets and	Assets and	Financial	Collateral	Net
	Liabilities	liabilities	Liabilities	Instruments	Pledged	Amount
Written Options	$241,110	$—	$241,110	$(241,110)	$—	$—

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

ask on the valuation date, purchased options are valued at the most recent bid price. If there is no such reported bid on the valuation date, written options are valued at the most recent ask price. On the last business day of each month, the Chicago Board Options Exchange (“CBOE”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the S&P 500 Index (SPX) option series. For month end valuations of SPX, the CBOE adjusted price will be used if the special end-of-month non-trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$11,997,785	$—	$11,997,785
Put Options Purchased	—	62,510	—	62,510
Call Options Purchased	—	8,695	—	8,695
Total	$—	$12,068,990	$—	$12,068,990

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$(117,500)	$—	$(117,500)
Written Put Options	—	(123,610)	—	(123,610)
Total	$—	$(241,110)	$—	$(241,110)

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Fund. For the six months ended July 31, 2021, the Adviser earned a fee of $113,677 from the Fund before the waivers described below. At July 31, 2021, the Fund owed the Adviser $6,949.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2022, so that total annual fund operating expenses do not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. For the six months ended July 31, 2021, the Adviser waived fees or reimbursed expenses totaling $75,196. As of July 31, 2021, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2022	$80,193
January 31, 2023	140,267
January 31, 2024	151,031
July 31, 2024	75,196

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Fund with administration and compliance, fund accounting, and transfer agent services, including all regulatory reporting. For the six months ended July 31, 2021, the Administrator earned fees of $20,828 for administration and compliance services, $15,501 for fund accounting services and $5,951 for transfer agent services. At July 31, 2021, the Administrator was owed $7,778 for these services.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as the distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2021.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2021, there were no purchases or sales of investment securities, other than short-term investments and short-term U.S. government obligations.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$27,422
Gross unrealized depreciation	(35,344)
Net unrealized depreciation on investments	$(7,922)

Tax cost of investments	$11,835,802

At January 31, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(703,732)
Unrealized depreciation on investments	(968)
Total accumulated deficit	$(704,700)

As of January 31, 2021, the Fund had short-term and long-term capital loss carryforwards of $273,574 and $410,228, respectively. These capital loss carryforwards, which do not

Belmont Theta Income Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of January 31, 2021, the Fund deferred post December Qualified Late Year Ordinary losses of $19,930.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

At a meeting held on September 1, 2021, the Board approved the appointment of Zachary Richmond as Principal Financial Officer and Treasurer, replacing Gregory T. Knoth.

Management of the Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 through July 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	February 1,	July 31,	During	Expense
	2021	2021	Period(a)	Ratio

Actual	$1,000.00	$1,016.80	$10.11	2.02%
Hypothetical(b)	$1,000.00	$1,014.77	$10.10	2.02%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

FACTS	WHAT DOES BELMONT THETA INCOME FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 789-1087

Who we are
Who is providing this notice?	Belmont Theta Income Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes —information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Belmont Capital, LLC d/b/a Belmont Capital GroupTM., the investment adviser to the Fund, could be deemed to bean affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 789-1087 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Andrea N. Mullins, Chairperson

Ira P. Cohen

Mark J. Seger

OFFICERS

Adam T. Kornegay, Principal Executive Officer and

   President

Zachary P. Richmond, Principal Financial Officer and

   Treasurer

Kevin J. Patton, Chief Compliance Officer

Carol J. Highsmith, Vice President and Secretary

INVESTMENT ADVISER

Belmont Capital, LLC d/b/a Belmont Capital Group™

1875 Century Park E., Suite 1780

Los Angeles,CA 90067

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

BELMONT-SAR-21

Channing Intrinsic Value Small-Cap Fund

Institutional Class - OWLLX

Semi-Annual Report

July 31, 2021

Fund Adviser:

Channing Capital Management, LLC
10 S. LaSalle Street, Suite 2401
Chicago, IL 60603

(312)  223-0211

www.channingcapital.com

Investment Results (Unaudited)

Total Returns* as of July 31, 2021

Since Inception
(June 30, 2021)
Channing Intrinsic Value Small-Cap Fund	(1.00)%
Russell 2000® Value Index(a)	(3.58)%

Total annual operating expenses based on estimated amounts for the current fiscal year, as disclosed in the Channing Intrinsic Value Small-Cap Fund (the “Fund”) prospectus dated May 10, 2021, were 1.11% of average daily net assets (0.95% after fee waivers/expense reimbursements by Channing Capital Management, LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2023, so that total annual fund operating expenses do not exceed 0.95%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of Valued Advisers Trust (the “Trust”), and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each fee waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date on which the fee waiver or expense reimbursement occured, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. Additional information pertaining to the Fund’s expense ratios as of July 31, 2021 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) 565-1919.

*	Total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(a)	The Russell 2000® Value Index (“Index”) is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index measures the performance of those Russell 2000® Index companies (the 2,000

1

Investment Results (Unaudited) (continued)

smallest companies in the Russell 3000® Index (the 3,000 largest U.S. companies based on total market capitalization), which represents approximately 10% of the total market capitalization of the Russell 3000® Index) with lower price-to-book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (833) 565-1919. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Fund Holdings (Unaudited)

Channing Intrinsic Value Small-Cap Fund Holdings as of July 31, 2021*

*	As a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov and on the Fund’s website at www.channingcapital.com.

3

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments

July 31, 2021 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.14%
Communications — 2.51%
Gray Television, Inc.	1,656	$36,714

Consumer Discretionary — 14.63%
Asbury Automotive Group, Inc.(a)	217	44,585
Boyd Gaming Corp.(a)	604	34,428
Brinker International, Inc.(a)	480	26,083
Madison Square Garden Entertainment Corp., Class A(a)	198	13,852
Marriott Vacations Worldwide Corp.(a)	187	27,558
OneSpaWorld Holdings Ltd.(a)	3,162	31,241
PVH Corp.(a)	345	36,094
		213,841
Consumer Staples — 5.15%
Darling Ingredients, Inc.(a)	551	38,057
TreeHouse Foods, Inc.(a)	837	37,163
		75,220
Energy — 2.12%
PDC Energy, Inc.	784	31,007

Financials — 17.89%
Artisan Partners Asset Management, Inc., Class A	585	28,133
Banner Corp.	691	36,651
Cadence BanCorp, Class A	1,727	32,813
Horace Mann Educators Corp.	645	25,677
Independent Bank Corp.	48	3,393
Pacific Premier Bancorp, Inc.	849	32,245
Renasant Corp.	843	29,657
Stifel Financial Corp.	573	38,127
Synovus Financial Corp.	849	34,724
		261,420
Health Care — 7.25%
Integer Holdings Corp.(a)	395	38,667
Merit Medical Systems, Inc.(a)	449	31,470
NuVasive, Inc.(a)	560	35,812
		105,949
Industrials — 26.97%
Allegiant Travel Co.(a)	113	21,484
Brink’s Co. (The)	483	37,172
Cactus, Inc., Class A	961	34,634
Gibraltar Industries, Inc.(a)	194	14,488
Harsco Corp.(a)	1,889	38,006
Hillenbrand, Inc.	675	30,578
Kennametal, Inc.	965	34,981
MSA Safety, Inc.	241	39,640
Rexnord Corp.	925	52,104
SPX Corp.(a)	672	44,796
SPX FLOW, Inc.	562	46,168
		394,051

See accompanying notes which are an integral part of these financial statements.

4

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)

July 31, 2021 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.14% - (continued)
Materials — 5.88%
Allegheny Technologies, Inc.(a)	1,966	$40,362
Avient Corp.	938	45,512
		85,874
Real Estate — 2.11%
Corporate Office Properties Trust	1,048	30,853

Technology — 13.63%
Avaya Holdings Corp.(a)	1,440	34,877
CMC Materials, Inc.	73	10,559
ExlService Holdings, Inc.(a)	311	35,211
FormFactor, Inc.(a)	799	29,771
ManTech International Corp., Class A	431	37,696
MaxLinear, Inc.(a)	1,057	50,978
		199,092

Total Common Stocks (Cost $1,419,401)		1,434,021

MONEY MARKET FUNDS - 1.30%
First American Treasury Obligations Fund, Class X, 0.01%(b)	19,067	19,067

Total Money Market Funds (Cost $19,067)		19,067
Total Investments — 99.44% (Cost $1,438,468)		1,453,088
Other Assets in Excess of Liabilities — 0.56%		8,117
NET ASSETS — 100.00%		$1,461,205

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2021.

See accompanying notes which are an integral part of these financial statements.

5

Channing Intrinsic Value Small-Cap Fund
Statement of Assets and Liabilities

July 31, 2021 - (Unaudited)

Assets
Investments in securities at fair value (cost $1,438,468) (Note 3)	$1,453,088
Cash	3,374
Receivable for investments sold	5,393
Dividends receivable	99
Receivable from Adviser (Note 4)	15,298
Prepaid expenses	2,064
Total Assets	1,479,316
Liabilities
Payable for investments purchased	2,549
Payable to Administrator (Note 4)	7,151
Payable to trustees	545
Other accrued expenses	7,866
Total Liabilities	18,111
Net Assets	$1,461,205
Net Assets consist of:
Paid-in capital	$1,451,000
Accumulated earnings	10,205
Net Assets	$1,461,205
Shares outstanding (unlimited number of shares authorized, no par value)	147,616
Net asset value, offering and redemption price per share (Note 2)	$9.90

See accompanying notes which are an integral part of these financial statements.

6

Channing Intrinsic Value Small-Cap Fund
Statement of Operations

For the period ended July 31, 2021(a) - (Unaudited)

Investment Income
Dividend income	$99
Total investment income	99
Expenses
Investment Adviser fees (Note 4)	695
Administration, fund accounting and compliance service fees (Note 4)	5,887
Audit and tax preparation fees	2,589
Legal fees	1,682
Transfer agent fees (Note 4)	1,264
Printing and postage expenses	615
Trustee fees	545
Custodian fees	476
Registration expenses	85
Miscellaneous expense	3,097
Total expenses	16,935
Fees contractually waived and expenses reimbursed by Adviser (Note 4)	(15,993)
Net operating expenses	942
Net investment loss	(843)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(3,572)
Net change in unrealized appreciation of investment securities	14,620
Net realized and change in unrealized gain on investments	11,048
Net increase in net assets resulting from operations	$10,205

(a)	For the period June 30, 2021 (commencement of operations) to July 31, 2021.

See accompanying notes which are an integral part of these financial statements.

7

Channing Intrinsic Value Small-Cap Fund
Statement of Changes in Net Assets

For the Period
Ended July 31,
2021(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(843)
Net realized loss on investment securities transactions	(3,572)
Net change in unrealized appreciation of investment securities	14,620
Net increase in net assets resulting from operations	10,205

Capital Transactions - Institutional Class:
Proceeds from shares sold	1,451,000
Net increase in net assets resulting from capital transactions	1,451,000
Total Increase in Net Assets	1,461,205

Net Assets
Beginning of period	—
End of period	$1,461,205

Share Transactions - Institutional Class:
Shares sold	147,616
Net increase in shares	147,616

(a)	For the period June 30, 2021 (commencement of operations) to July 31, 2021.

See accompanying notes which are an integral part of these financial statements.

8

Channing Intrinsic Value Small-Cap Fund

Institutional Class

Financial Highlights

(For a share outstanding during the period)

	For the
	Period
	Ended July
	31, 2021(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.09	) (b)
Total from investment operations	(0.10)
Net asset value, end of period	$9.90
Total Return(c)	(1.00	)% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,461
Ratio of net expenses to average net assets	0.95	% (e)
Ratio of expenses to average net assets before waiver and reimbursement	17.06	% (e)
Ratio of net investment loss to average net assets	(0.85	)% (e)
Portfolio turnover rate	2	% (d)

(a)	For the period June 30, 2021 (commencement of operations) to July 31, 2021.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements
July 31, 2021 - (Unaudited)

NOTE 1. ORGANIZATION

The Channing Intrinsic Value Small-Cap Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced operations on June 30, 2021. The Fund’s investment adviser is Channing Capital Management, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended July 31, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the period ended July 31, 2021, the Fund did not incur any interest or

10

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1 (Form 1065). Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

11

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an

12

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,434,021	$—	$—	$1,434,021
Money Market Funds	19,067	—	—	19,067
Total	$1,453,088	$—	$—	$1,453,088

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

13

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund. For the period ended July 31, 2021, the Adviser earned a fee of $695 from the Fund before the waivers described below. At July 31, 2021, the Adviser owed the Fund $15,298.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2023, so that total annual fund operating expenses do not exceed 0.95%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. For the period ended July 31, 2021, the Adviser waived fees or reimbursed expenses totaling $15,993. As of July 31, 2021, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
July 31, 2024	$15,993

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Fund with administration, fund accounting, compliance (including a chief compliance officer) and transfer agent services, including all regulatory reporting. For the period ended

14

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

July 31, 2021, the Administrator earned fees of $5,887 for administration, fund accounting and compliance services and $1,264 for transfer agent services. At July 31, 2021, the Administrator was owed $7,151 for these services.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as the distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the period ended July 31, 2021.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2021, purchases and sales of investment securities, other than short-term investments, were $1,455,776 and $32,803, respectively.

There were no purchases or sales of long-term U.S. government obligations during the period ended July 31, 2021.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$45,828
Gross unrealized depreciation	(31,208)
Net unrealized appreciation on investments	14,620
Tax cost of investments	$1,438,468

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2021, the Fund had 26.97% of the value of its net assets invested in stocks within the Industrials sector.

15

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

At a meeting held on September 1, 2021, the Board approved the appointment of Zachary Richmond as Principal Financial Officer and Treasurer, replacing Gregory T. Knoth.

Management of the Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 30, 2021 (commencement of operations) through July 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	February 1,	July 31,	During	Expense
	2021	2021	Period(a)	Ratio
Actual	$1,000.00	$990.00	$0.80	0.95%
Hypothetical(b)	$1,000.00	$1,020.09	$4.75	0.95%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period since commencement of operations on June 30, 2021). Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

17

Investment Advisory Agreement Approval (Unaudited)

At a meeting held on March 1-2, 2021, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (the “Channing Agreement”) between Valued Advisers Trust (the “Trust”) and Channing Capital Management, LLC (“Channing”) with respect to the Channing Intrinsic Value Small-Cap Fund (the “Channing Fund”). Channing provided written information to the Board to assist the Board in its considerations.

The Board discussed the proposed contractual arrangements between Channing and the Trust with respect to the Channing Fund. Trust counsel reminded the Trustees of their fiduciary duties and responsibilities, including the factors to be considered, and the application of those factors to Channing. The Trustees considered the information provided for their review in advance of the meeting, which included, among other things, a letter from counsel to Channing, Channing’s response to that letter, financial statements of Channing, Channing’s Form ADV Part I and II, Channing’s Compliance Manual, and a certification regarding Channing’s Code of Ethics. The Board did not identify any particular information that was most relevant to its consideration to approve the Channing Agreement and each Trustee may have afforded different weight to the various factors.

1.	The nature, extent, and quality of the services to be provided by Channing. In this regard, the Board considered responsibilities that Channing would have under the Channing Agreement. The Trustees considered the services proposed to be provided by Channing to the Channing Fund, including without limitation: Channing’s procedures for formulating investment recommendations and assuring compliance with the Channing Fund’s investment objectives and limitations; the efforts of Channing during the Channing Fund’s start-up phase, its anticipated coordination of services for the Channing Fund among the Channing Fund’s service providers, and its anticipated efforts to promote the Channing Fund and grow its assets. The Trustees considered Channing’s continuity of, and commitment to retain, qualified personnel and Channing’s commitment to maintain and enhance its resources and systems, and Channing’s cooperation with the Board and Counsel for the Channing Fund. The Trustees considered Channing’s personnel, including the education and experience of Channing’s personnel and Channing’s compliance program, policies and procedures. With regard to Channing’s compliance program, the Trustees reflected upon their discussion with the Trust’s CCO regarding needed enhancements and improvements, as well as Channing’s willingness to commit time and resources to implementing such recommendations. After considering the foregoing information and further information in the Meeting materials provided by Channing (including Channing’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services proposed to be provided by Channing will be satisfactory and adequate for the Channing Fund.

2.	Investment Performance of the Channing Fund and Channing. The Board noted that the Channing Fund had not commenced operations and thus did not have investment performance information to review. The Trustees reviewed information regarding the performance of Channing’s accounts with a strategy similar to the Channing Fund, and observed that the composite had outperformed its benchmark for the one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2020. The Board reflected upon their discussions with personnel of Channing, a review of such persons’ background and qualifications, and the anticipated implementation of the Channing Fund’s investment strategies. After reviewing the information provided, the Board concluded, in light of the foregoing factors, that the investment performance of Channing was satisfactory.

18

Investment Advisory Agreement Approval (Unaudited)

3.	The costs of the services to be provided and profits to be realized by Channing from the relationship with the Channing Fund. In this regard, the Board considered: the financial condition of Channing and the level of commitment to the Channing Fund and Channing by the principals of Channing; the projected asset levels of the Channing Fund; Channing’s payment of startup costs for the Channing Fund; and the overall anticipated expenses of the Channing Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for Channing in managing the Channing Fund. The Board compared the expected fees and expenses of the Channing Fund (including the management fee) to other funds included in its expected Morningstar category and its custom peer group. They noted that the Channing Fund’s proposed management fee was below the category average and median, and the expected net expense ratio was also below the category average and median. They also noted that the proposed management fee and expected net expense ratio were lower than the peer group average and median. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Channing by the Channing Fund were fair and reasonable in light of the services to be provided.

4.	The extent to which economies of scale would be realized as the Channing Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Channing Fund’s investors. In this regard, the Board considered the Channing Fund’s fee arrangements with Channing. The Board noted that the management fee would stay the same as asset levels increased, although it also noted that the shareholders of the Channing Fund would benefit from the Expense Limitation Agreement. The Board also noted that the Channing Fund would benefit from economies of scale under the Trust’s agreements with service providers other than Channing. Following further discussion of the Channing Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Channing Fund’s fee arrangements with Channing were fair and reasonable in relation to the nature and quality of the services to be provided by Channing.

5.	Possible conflicts of interest and benefits to Channing. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Channing Fund; the basis of decisions to buy or sell securities for the Channing Fund and/or Channing’s other accounts; the substance and administration of Channing’s code of ethics and other relevant policies described in Channing’s Form ADV. With respect to benefits to Channing (in addition to the fees under the Channing Agreement), the Board noted that Channing expects to benefit from using soft dollar benefits related to the Channing Fund’s brokerage commissions. Following further consideration and discussion, the Board determined that Channing’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory and the anticipated benefits to be realized by Channing from managing the Channing Fund were acceptable.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the Channing Agreement.

19

FACTS	WHAT DOES CHANNING INTRINSIC VALUE SMALL-CAP FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number ■ account balances and account transactions ■ transaction or loss history and purchase history ■ checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (833) 565-1919

20

Who we are
Who is providing this notice?	Channing Intrinsic Value Small-Cap Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes — information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Channing Capital Management, LLC the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

21

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 565-1919 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Andrea N. Mullins, Chairperson
Ira P. Cohen
Mark J. Seger

OFFICERS
Adam T. Kornegay, Principal Executive Officer and President
Zachary P. Richmond, Principal Financial Officer and Treasurer
Kevin J. Patton, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary

INVESTMENT ADVISER
Channing Capital Management, LLC
10 S. LaSalle Street, Suite 2401
Chicago, IL 60603

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Channing-SAR-2021

Summitry Equity Fund
GGEFX

Semi-Annual Report

July 31, 2021

Summitry LLC
919 Hillsdale Boulevard, Suite 150
Foster City, CA 94404
(866) 954-6682

Investment Results (Unaudited)

Average Annual Total Returns as of July 31, 2021*

	Six Months	One Year	Five Year	Ten Year
Summitry Equity Fund	24.31%	46.72%	14.64%	13.30%
S&P 500® Index(a)	19.19%	36.45%	17.35%	15.35%

Total annual operating expenses, as disclosed in the most recent Summitry Equity Fund (the “Fund”) prospectus dated May 28, 2021, were 1.36% of the Fund’s average daily net assets (1.26% after fee waivers/expense reimbursements by Summitry LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2022, so that Total Annual Fund Operating Expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of Valued Advisers Trust (the “Trust”), and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. Each fee waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date on which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 954-6682.

*	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized. Information pertaining to the Fund’s expense ratios as of July 31, 2021 can be found in the financial highlights.

(a)	The S&P 500® Index (the “S&P 500”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the S&P 500; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

1

Investment Results (Unaudited) (continued)

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (866) 954-6682. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

2

Fund Holdings (Unaudited)

Summitry Equity Fund Holdings as of July 31, 2021*

*	As a percentage of net assets.

The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the fund’s website at www.summitryfunds.com.

3

Summitry Equity Fund
Schedule of Investments
July 31, 2021 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.82%
Communications — 21.63%
Alphabet, Inc., Class A(a)	2,152	$5,798,628
Facebook, Inc., Class A(a)	18,115	6,454,374
Walt Disney Co. (The)(a)	23,530	4,141,751
		16,394,753
Consumer Discretionary — 22.11%
Booking Holdings, Inc.(a)	1,299	2,829,560
CarMax, Inc.(a)	15,640	2,094,978
Dollar General Corp.	10,710	2,491,574
Lowe’s Companies, Inc.	19,970	3,848,019
Ross Stores, Inc.	11,370	1,394,985
Ulta Beauty, Inc.(a)	12,220	4,103,476
		16,762,592
Financials — 20.54%
Bank of America Corp.	52,135	1,999,899
Berkshire Hathaway, Inc., Class B(a)	14,115	3,928,063
BlackRock, Inc.	1,708	1,481,126
Charles Schwab Corp. (The)	30,585	2,078,251
Citigroup, Inc.	26,610	1,799,368
Wells Fargo & Co.	93,090	4,276,555
		15,563,262
Health Care — 5.37%
Agilent Technologies, Inc.	13,145	2,014,208
Medtronic PLC	15,630	2,052,376
		4,066,584
Industrials — 5.26%
Northrop Grumman Corp.	5,975	2,169,045
W.W. Grainger, Inc.	4,085	1,816,109
		3,985,154
Technology — 20.91%
Fiserv, Inc.(a)	25,965	2,988,831
Mastercard, Inc., Class A	6,515	2,514,399
Microsoft Corp.	12,740	3,629,754
salesforce.com, Inc.(a)	6,625	1,602,786
Visa, Inc., Class A	14,595	3,596,062
Zebra Technologies Corp., Class A(a)	2,745	1,516,558
		15,848,390

Total Common Stocks (Cost $39,308,461)		72,620,735

See accompanying notes which are an integral part of these financial statements.

4

Summitry Equity Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 4.13%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01%(b)	3,127,356	$3,127,356
Total Money Market Funds (Cost $3,127,356)		3,127,356
Total Investments — 99.95% (Cost $42,435,817)		75,748,091
Other Assets in Excess of Liabilities — 0.05%		38,271
NET ASSETS — 100.00%		$75,786,362

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2021.

See accompanying notes which are an integral part of these financial statements.

5

Summitry Equity Fund
Statement of Assets and Liabilities
July 31, 2021 - (Unaudited)

Assets
Investments in securities at fair value (cost $42,435,817) (Note 3)	$75,748,091
Receivable for fund shares sold	91,193
Dividends receivable	32,430
Prepaid expenses	8,961
Total Assets	75,880,675
Liabilities
Payable for fund shares redeemed	725
Payable to Adviser (Note 4)	60,554
Payable to Administrator (Note 4)	8,378
Payable to Trustees	1,672
Other accrued expenses	22,984
Total Liabilities	94,313
Net Assets	$75,786,362
Net Assets consist of:
Paid-in capital	$39,640,597
Accumulated earnings	36,145,765
Net Assets	$75,786,362
Shares outstanding (unlimited number of shares authorized, no par value)	2,822,468
Net asset value (“NAV”), offering and redemption price per share (Note 2)	$26.85

See accompanying notes which are an integral part of these financial statements.

6

Summitry Equity Fund
Statement of Operations
For the six months ended July 31, 2021 - (Unaudited)

Investment Income
Dividend income	$232,141
Total investment income	232,141
Expenses
Investment Adviser fees (Note 4)	359,237
Administration and compliance services fees (Note 4)	32,537
Fund accounting fees (Note 4)	13,802
Legal fees	9,963
Transfer agent fees (Note 4)	9,923
Audit and tax preparation fees	8,679
Registration expenses	6,099
Custodian fees	5,388
Printing and postage expenses	4,355
Trustee fees	2,883
Insurance expenses	1,426
Miscellaneous	13,771
Total expenses	468,063
Fees contractually waived by Adviser (note 4)	(18,598)
Net operating expenses	449,465
Net investment loss	(217,324)
Net Realized and Change in Unrealized Gain on Investments
Net realized gain on investment securities transactions	3,275,452
Net change in unrealized appreciation of investment securities	12,079,170
Net realized and change in unrealized gain on investments	15,354,622
Net increase in net assets resulting from operations	$15,137,298

See accompanying notes which are an integral part of these financial statements.

7

Summitry Equity Fund
Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended January
	July 31, 2021	31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(217,324)	$(206,788)
Net realized gain on investment securities transactions	3,275,452	195,249
Net change in unrealized appreciation of investment securities	12,079,170	6,693,066
Net increase in net assets resulting from operations	15,137,298	6,681,527

Capital Transactions
Proceeds from shares sold	2,668,405	4,863,599
Amount paid for shares redeemed	(5,339,950)	(9,184,617)
Net decrease in net assets resulting from capital transactions	(2,671,545)	(4,321,018)
Total Increase in Net Assets	12,465,753	2,360,509

Net Assets
Beginning of period	63,320,609	60,960,100
End of period	$75,786,362	$63,320,609

Share Transactions
Shares sold	105,907	259,176
Shares redeemed	(214,711)	(504,673)
Net decrease in shares outstanding	(108,804)	(245,497)

See accompanying notes which are an integral part of these financial statements.

8

Summitry Equity Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended July
	31, 2021		For the Years Ended January 31,
	(Unaudited)		2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$21.60		$19.19	$16.97	$19.43	$17.79	$15.96
Investment operations:
Net investment income (loss)	(0.08)		(0.07)	0.02	0.01	— (a)	0.04
Net realized and unrealized gain (loss) on investments	5.33		2.48	2.72	(1.17)	3.13	3.18
Total from investment operations	5.25		2.41	2.74	(1.16)	3.13	3.22
Less distributions to shareholders from:
Net investment income	—		—	(0.03)	—	—	(0.05)
Net realized gains	—		—	(0.49)	(1.30)	(1.49)	(1.34)
Total distributions	—		—	(0.52)	(1.30)	(1.49)	(1.39)
Net asset value, end of period	$26.85		$21.60	$19.19	$16.97	$19.43	$17.79
Total Return(b)	24.31	% (c)	12.56%	16.15%	(5.70)%	18.18%	20.21%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$75,786		$63,321	$60,960	$55,046	$62,373	$53,818
Ratio of expenses to average net assets after expense waiver	1.25	% (d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before expense waiver	1.31	% (d)	1.35%	1.35%	1.35%	1.33%	1.37%
Ratio of net investment income (loss) to average net assets after expense waiver	(0.61	)% (d)	(0.36)%	0.11%	0.07%	0.01%	0.22%
Portfolio turnover rate	9.07	% (c)	23.21%	27.62%	31.30%	22.38%	26.59%

(a)	Rounds to less than $0.005 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

Summitry Equity Fund
Notes to the Financial Statements
July 31, 2021 - (Unaudited)

NOTE 1. ORGANIZATION

The Summitry Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”) on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Summitry LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2021, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years

10

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to

11

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●          Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●          Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established

12

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$72,620,735	$—	$—	$72,620,735
Money Market Funds	3,127,356	—	—	3,127,356
Total	$75,748,091	$—	$—	$75,748,091

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly,

13

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended July 31, 2021, the Adviser earned a fee of $359,237 from the Fund before the waivers described below. At July 31, 2021, the Fund owed the Adviser $60,554.

The Adviser has contractually agreed to waive or limit its fees and to assume certain Fund operating expenses, until May 31, 2022, so that total annual operating expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds, closed-end funds and money market funds that have their own expenses. For the six months ended July 31, 2021, the Adviser waived fees of $–.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement and any expense limitation in place at the time of the repayment. As of July 31, 2021, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2022	$33,581
January 31, 2023	58,638
January 31, 2024	59,497
July 31, 2024	18,598

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Fund with administration and compliance (including a chief compliance officer), fund accounting, and transfer agent services, including all regulatory reporting. For the six months ended July 31, 2021, the Administrator earned fees of $32,537 for administration and compliance services, $13,802 for fund accounting services and $9,923 for transfer agent services. At July 31, 2021, the Fund owed the Administrator $8,378 for such services.

14

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

The officers and one trustee of the Trust are members of management and/or employees of the Administrator and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as the distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2021.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active and will not be activated prior to May 31, 2022.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2021, purchases and sales of investment securities, other than short-term investments, were $6,301,330 and $8,073,635, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2021.

15

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2021 - (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$33,312,274
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$33,312,274
Tax cost of investments	$42,435,817

At January 31, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(224,637)
Unrealized appreciation on investments	21,233,104
Total accumulated earnings	$21,008,467

As of January 31, 2021, the Fund had available for tax purposes unused long-term capital loss carryforwards of $224,637 with no expiration, which are available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

At a meeting held on September 1, 2021, the Board approved the appointment of Zachary Richmond as Principal Financial Officer and Treasurer, replacing Gregory T. Knoth.

Management of the Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 through July 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	February 1,	July 31,	During	Expense
	2021	2021	Period(a)	Ratio

Actual	$1,000.00	$1,243.10	$6.95	1.25%
Hypothetical(b)	$1,000.00	$1,018.60	$6.26	1.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

17

FACTS	WHAT DOES SUMMITRY EQUITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (866) 954-6682

18

Who we are
Who is providing this notice?	Summitry Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes —information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Summitry, LLC., the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

19

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 789-1087 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Andrea N. Mullins, Chairperson

Ira P. Cohen

Mark J. Seger

OFFICERS

Adam T. Kornegay, Principal Executive Officer and

   President

Zachary P. Richmond, Principal Financial Officer and

   Treasurer

Kevin J. Patton, Chief Compliance Officer

Carol J. Highsmith, Vice President and Secretary

INVESTMENT ADVISER

Summitry LLC

919 Hillsdale Boulevard, Suite 150

Foster City, CA 94404

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Summitry-SAR-2021

(b)	Not applicable

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE– applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE

Item 13. Exhibits.

(a) (1) NOT APPLICABLE – disclosed with annual report

(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(3)       Not applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Valued Advisers Trust

By /s/ Adam T. Kornegay

Adam T. Kornegay, President and Principal Executive Officer

Date 9/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Adam T. Kornegay

Adam T. Kornegay, President and Principal Executive Officer

Date 9/29/2021

By /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer and Principal Financial Officer

Date 9/29/2021